Investment securities - Net realized and unrealized investment (losses) gains (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Realized and Unrealized Investment Gains (Losses)
Gross realized gains	$ 11.3	$ 10.3	$ 31.7	$ 39.2	$ 24.4	$ 310.8	$ 154.3
Gross realized (losses)	(7.4)	(34.7)	(23.7)	(66.1)	(51.6)	(22.5)	(15.8)
Net realized gains (losses) on investments(1)(2)	3.9	(24.4)	8.0	(26.9)	(27.2)	288.3	138.5
Net unrealized (losses) gains on investments(3)(4)	(11.7)	(2.7)	29.0	(25.2)	(10.5)	(238.2)	102.5
Net realized and unrealized (losses) gains on investments	(7.8)	(27.1)	37.0	(52.1)	(37.7)	50.1	241.0
Foreign Currency Gains (Losses)
Realized gains (losses) due to foreign currency	4.7	(21.0)	10.7	(20.2)	(19.1)	50.0	70.6
Unrealized gains (losses) due to foreign currency	(5.5)	(13.8)	43.1	(58.3)	(51.7)	(7.7)	(15.4)
Total unrealized investment (losses) gains - Level 3 investments	(1.5)	0.7	4.1	0.4	(0.7)	1.1	6.2
Fixed maturity investments
Net Realized and Unrealized Investment Gains (Losses)
Net realized gains (losses) on investments(1)(2)	4.2	(16.2)	5.0	(19.3)	(19.1)	57.4	75.1
Increase (decrease) in net realized investment (losses) gains		(2.7)
Net unrealized (losses) gains on investments(3)(4)	(8.6)	(8.3)	12.2	(34.9)	(41.3)	(25.0)	(46.1)
Increase (decrease) in net unrealized investment gains (losses)		2.2
Foreign Currency Gains (Losses)
Total unrealized investment (losses) gains - Level 3 investments	0.1		(2.0)	(0.1)	(0.2)	(0.1)
Equity securities
Net Realized and Unrealized Investment Gains (Losses)
Net realized gains (losses) on investments(1)(2)	(0.6)	1.2	(0.4)	0.7	0.1	231.9	60.9
Increase (decrease) in net realized investment (losses) gains		0.9
Net unrealized (losses) gains on investments(3)(4)	0.9	10.9	2.1	13.4	25.2	(214.5)	162.9
Foreign Currency Gains (Losses)
Total unrealized investment (losses) gains - Level 3 investments				0.1	0.1		6.6
Other long-term investments
Net Realized and Unrealized Investment Gains (Losses)
Net realized gains (losses) on investments(1)(2)	0.3	(9.4)	3.4	(8.3)	(8.2)	(1.0)	2.5
Increase (decrease) in net realized investment (losses) gains		1.8
Net unrealized (losses) gains on investments(3)(4)	(4.0)	(5.3)	14.7	(3.7)	5.6	1.3	(14.3)
Increase (decrease) in net unrealized investment gains (losses)		(2.2)
Foreign Currency Gains (Losses)
Total unrealized investment (losses) gains - Level 3 investments	$ (1.6)	$ 0.7	$ 6.1	$ 0.4	$ (0.6)	$ 1.2	$ (0.4)